Allowances for Credit Losses - Summary of Changes in the Allowances for Loan Losses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Provision (reversal) for credit losses		₩ (689)	₩ 29,183	₩ (2,091)
Borrowings		11,468,928	10,301,118
Recovery activities continuing
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Write-offs		1,984,218
Loans measured at amortized cost | Retail | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		584,650	602,037
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		130,047	153,560
Transfer to lifetime expected credit losses		(117,019)	(118,734)
Impairment		(11,838)	(9,672)
Write-offs		0	0
Sales		(4,177)	(1,126)
Provision (reversal) for credit losses	[1],[2]	23,910	(45,014)
Others (exchange differences, etc.)		1,778	3,599
Ending		607,351	584,650	602,037
Loans measured at amortized cost | Retail | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		283,382	284,816
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(122,955)	(141,775)
Transfer to lifetime expected credit losses		237,066	145,827
Impairment		(166,139)	(72,265)
Write-offs		0	14
Sales		(1,668)	(631)
Provision (reversal) for credit losses	[1],[2]	101,072	67,219
Others (exchange differences, etc.)		677	177
Ending		331,435	283,382	284,816
Loans measured at amortized cost | Retail | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		501,049	450,513
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(7,092)	(11,785)
Transfer to lifetime expected credit losses		(120,047)	(27,093)
Impairment		177,977	81,937
Write-offs		(684,223)	(657,670)
Sales		(56,116)	(13,346)
Provision (reversal) for credit losses	[1],[2]	824,942	679,687
Others (exchange differences, etc.)		12,541	(1,194)
Ending		649,031	501,049	450,513
Loans measured at amortized cost | Corporate | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		939,640	522,552
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		365,392	123,441
Transfer to lifetime expected credit losses		(273,328)	(121,027)
Impairment		(54,667)	(8,864)
Write-offs		0	0
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	(56,320)	429,706
Others (exchange differences, etc.)		(7,577)	(6,168)
Ending		913,140	939,640	522,552
Loans measured at amortized cost | Corporate | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		935,715	561,936
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(306,167)	(119,940)
Transfer to lifetime expected credit losses		340,311	155,094
Impairment		(191,344)	(95,732)
Write-offs		(2)	9
Sales		(499)	(315)
Provision (reversal) for credit losses	[1],[2]	123,219	435,633
Others (exchange differences, etc.)		22,331	(970)
Ending		923,564	935,715	561,936
Loans measured at amortized cost | Corporate | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		1,282,544	901,288
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(59,225)	(3,501)
Transfer to lifetime expected credit losses		(66,983)	(34,067)
Impairment		246,011	104,596
Write-offs		(593,492)	(436,246)
Sales		(102,759)	(31,716)
Provision (reversal) for credit losses	[1],[2]	585,169	779,310
Others (exchange differences, etc.)		40,854	2,880
Ending		1,332,119	1,282,544	901,288
Loans measured at amortized cost | Credit card | 12-month expected credit losses
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		206,525	163,185
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		55,076	78,420
Transfer to lifetime expected credit losses		(27,518)	(20,898)
Impairment		(3,753)	(2,592)
Write-offs		0	0
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	10,142	(11,611)
Others (exchange differences, etc.)		(38)	21
Ending		240,434	206,525	163,185
Loans measured at amortized cost | Credit card | Non-impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		328,152	354,315
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(53,048)	(75,980)
Transfer to lifetime expected credit losses		34,364	24,754
Impairment		(23,914)	(25,843)
Write-offs		0	0
Sales		0	0
Provision (reversal) for credit losses	[1],[2]	87,067	50,867
Others (exchange differences, etc.)		19	39
Ending		372,640	328,152	354,315
Loans measured at amortized cost | Credit card | Impaired
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Beginning		401,148	320,342
Changes In Allowance Account For Credit Losses Of Loans [Abstract]
Transfer to 12-month expected credit losses		(2,028)	(2,440)
Transfer to lifetime expected credit losses		(6,846)	(3,856)
Impairment		27,667	28,435
Write-offs		(706,501)	(664,027)
Sales		(136,344)	0
Provision (reversal) for credit losses	[1],[2]	715,149	766,581
Others (exchange differences, etc.)		(28,579)	(43,887)
Ending		₩ 263,666	₩ 401,148	₩ 320,342

[1]	Includes ￦ 415,998 million and ￦ 289,139 million of collections from written-off loans for the years ended December 31, 2022 and 2023, respectively.
[2]	Provision for credit losses in the consolidated statements of comprehensive income also includes provision (reversal) for credit losses of due from financial institutions (Note 7.3), provision (reversal) for credit losses of financial investments (Note 12.5), provision (reversal) for credit losses of unused commitments, acceptances and guarantees (Note 24.2), provision (reversal) for credit losses of financial guarantee contracts (Note 24.3), and provision (reversal) for credit losses of other financial assets (Note 19.2).